Consolidated Statement of Changes in Equity (Parenthetical) - GBP (£) £ in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statement of Changes in Equity
Net gain (loss) on cash flow hedge	[1]	£ 3	£ (6)	£ 13
Gain (loss) from effective portion of changes in fair value		(28)	137	(15)
Amount of reclassification to the cost of acquisition		0	118	0
Amount of reclassification due to changes in foreign exchange rates		(31)	25	(28)
Amount netted against retained earnings		£ 0	£ 0	£ 0
Shares held by Rentokil Initial Employee Share Trust		13.0	19.6	9.4
Market value of shares held by Rentokil Initial Employee Share Trust		£ 57	£ 100	£ 55

[1]	£3m net gain (2022 £6m net loss; 2021: £13m net gain) on cash flow hedge includes £28m loss (2022: £137m gain; 2021: £15m loss) from the effective portion of changes in fair value offset by reclassification to the cost of acquisition of £nil (2022: £118m gain; 2021: £nil) and reclassification to the income statement of £31m loss (2022: £25m gain; 2021: £28m loss) due to changes in foreign exchange rates.